Share premium account	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Share premium account
17	Share premium account

	2024	2023
	€	€
As of January 1,	64,877,415	–
Additions	6,469,663	64,877,415
As of December 31,	71,347,078	64,877,415